Schedule of Investments

July 31, 2021 (Unaudited)

Schedule of Investments LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (52.2%)
Aerospace & Defense (1.5%)
L3Harris Technologies	500	$113
Lockheed Martin	200	74
Northrop Grumman	200	73

		260

Agricultural Products (0.3%)
Ingredion	500	44

Asset Management & Custody Banks (1.4%)
Bank of New York Mellon	2,100	108
FS KKR Capital	3,900	82
New Mountain Finance	4,200	56

		246

Automotive (0.2%)
Ford Motor*	2,700	38

Automotive Retail (0.9%)
Advance Auto Parts	500	106
AutoZone*	30	49

		155

Biotechnology (1.9%)
Amgen	800	193
Gilead Sciences	1,900	130

		323

Commercial Services (1.4%)
Sykes Enterprises*	1,600	86
Western Union	6,400	148

		234

Computers & Services (4.4%)
eBay	4,000	273
Oracle	5,600	488

		761

Consumer Staples (0.8%)
Kimberly-Clark	1,000	136

Drug Retail (0.3%)
Walgreens Boots Alliance	1,200	57

Electrical Services (1.4%)
Entergy	1,600	164
Otter Tail	1,408	72

		236

Food, Beverage & Tobacco (4.2%)
Altria Group	2,100	101
General Mills	2,600	153
JM Smucker	1,600	210

LSV Global Managed Volatility Fund

	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Molson Coors Brewing, Cl B	2,000	$98
Tyson Foods, Cl A	2,300	164

		726

Gas/Natural Gas (0.6%)
National Fuel Gas	2,100	108

General Merchandise Stores (1.7%)
Target	1,100	287

Gold (0.4%)
Newmont	1,200	75

Health Care Services (0.9%)
CVS Health	1,800	148

Homebuilding (0.7%)
DR Horton	1,200	115

Insurance (4.2%)
Allstate	2,800	363
American Financial Group	400	51
Berkshire Hathaway, Cl B*	600	167
Hartford Financial Services Group	2,100	134

		715

IT Consulting & Other Services (3.4%)
Amdocs	3,100	240
CACI International, Cl A*	500	133
International Business Machines	1,500	211

		584

Machinery (1.0%)
Allison Transmission Holdings	2,500	99
Cummins	300	70

		169

Media & Entertainment (1.7%)
Comcast, Cl A	4,900	288

Metal & Glass Containers (0.5%)
Berry Global Group*	1,300	84

Mortgage REITs (0.2%)
Annaly Capital Management	4,600	39

Office REITs (0.2%)
Brandywine Realty Trust	2,600	36

Packaged Foods & Meats (0.7%)
Kraft Heinz	3,300	127

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Paper Packaging (0.7%)
Sealed Air	2,000	$114

Pharmaceuticals (6.7%)
Bristol-Myers Squibb	3,700	251
Jazz Pharmaceuticals*	600	102
Johnson & Johnson	1,200	207
Merck	4,300	330
Organon	430	12
Pfizer	5,800	248

		1,150

Regional Banks (0.7%)
Investors Bancorp	8,900	123

Retail (1.1%)
Kroger	4,500	183

Semi-Conductors/Instruments (2.0%)
Intel	6,400	344

Systems Software (0.4%)
Check Point Software Technologies*	600	76

Technology Hardware, Storage & Peripherals (1.0%)
Seagate Technology Holdings	2,000	176

Telephones & Telecommunications (4.7%)
AT&T	10,200	286
Cisco Systems	2,500	138
Juniper Networks	3,900	110
Verizon Communications	4,800	268

		802

TOTAL U.S. COMMON STOCK (Cost $7,640)		8,959

Foreign Common Stock (44.7%)
Australia (0.4%)
AGL Energy	13,300	71

Austria (1.0%)
Mayr Melnhof Karton	800	170

Belgium (0.9%)
Ageas	1,500	79
Etablissements Franz Colruyt	1,300	74

		153

LSV Global Managed Volatility Fund

	Shares	Value (000)
Brazil (0.4%)
Telefonica Brasil	9,700	$77

Canada (4.5%)
Alimentation Couche-Tard, Cl B	2,100	85
Bank of Montreal	800	79
Bank of Nova Scotia	1,100	69
Canadian Imperial Bank of Commerce	600	70
Canadian Tire, Cl A	700	108
CI Financial	4,500	82
Cogeco Communications	1,000	95
Loblaw	1,800	121
Power Corp of Canada	2,200	70

		779

China (1.5%)
China Resources Power Holdings	94,000	162
Shenzhen Expressway, Cl H	110,000	104

		266

Denmark (1.0%)
Scandinavian Tobacco Group	8,100	166

Finland (0.5%)
TietoEVRY	2,354	79

France (2.5%)
Cie Generale des Etablissements Michelin SCA	600	98
Sanofi	1,600	165
Societe BIC	2,400	163

		426

Germany (1.2%)
Deutsche Post	1,800	122
Hornbach Holding & KGaA	700	79

		201

Hong Kong (0.8%)
Bank of Communications, Cl H	84,000	49
China Shenhua Energy, Cl H	35,500	66

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Hong Kong (continued)
Dah Sing Banking Group	20,000	$21

		136

Hungary (0.4%)
Magyar Telekom Telecommunications	48,800	69

Italy (0.5%)
Hera	22,200	94

Japan (9.0%)
AEON REIT Investment	60	87
Astellas Pharma	2,700	43
Canon	2,500	57
DCM Holdings	5,200	51
EDION	13,100	135
FUJIFILM Holdings	700	50
Fukuoka REIT	40	67
Honda Motor	2,500	80
ITOCHU	1,400	41
KDDI	5,200	158
K’s Holdings	5,700	67
Mizuho Financial Group	9,850	141
Nippon Telegraph & Telephone	9,400	239
Rengo	9,200	78
Teijin	3,400	51
Toyota Motor	1,400	125
Ube Industries	2,500	50
Yamaguchi Financial Group	5,800	33

		1,553

Malaysia (0.6%)
AMMB Holdings	22,300	15
RHB Bank	79,800	97

		112

Netherlands (2.0%)
Koninklijke Ahold Delhaize	7,400	230
Signify	1,900	106

		336

Portugal (0.4%)
REN - Redes Energeticas Nacionais SGPS	22,200	62

LSV Global Managed Volatility Fund

	Shares	Value (000)
Russia (0.6%)
LUKOIL PJSC ADR	1,300	$112

Singapore (0.9%)
DBS Group Holdings	3,100	70
United Overseas Bank	4,400	85

		155

South Korea (2.5%)
KT&G	1,000	72
LG Uplus	4,100	52
Samsung Card	2,100	64
SK Telecom	900	235

		423

Spain (1.1%)
Ebro Foods	5,900	120
Endesa	3,000	73

		193

Sweden (0.6%)
Securitas, Cl B	5,400	95

Switzerland (2.1%)
Roche Holding AG	400	156
Swiss Life Holding	150	77
Valiant Holding	1,300	135

		368

Taiwan (4.0%)
Asustek Computer	10,000	126
Cathay Financial Holding	61,000	118
Chicony Electronics	38,000	109
Greatek Electronics	37,000	126
SinoPac Financial Holdings	300,000	151
Taichung Commercial Bank	123,048	52

		682

Thailand (0.8%)
Kiatnakin Bank	27,300	42
Krung Thai Bank	116,500	36
Tisco Financial Group	21,700	58

		136

United Kingdom (4.5%)
BAE Systems	13,800	110
British American Tobacco	2,300	86
BT Group, Cl A	30,300	73
GlaxoSmithKline	9,800	194

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
United Kingdom (continued)
Imperial Brands	4,600	$99
Tate & Lyle	11,800	121
Wm Morrison Supermarkets	24,000	89

		772

TOTAL FOREIGN COMMON STOCK (Cost $7,149)		7,686

	Face Amount (000)

Repurchase Agreement (1.8%)
South Street Securities 0.010%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $308 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $174, 0.125% -2.125%, 05/15/22 – 07/15/29; total market value $314)	$308	308

TOTAL REPURCHASE AGREEMENT (Cost $308)		308

Total Investments – 98.8% (Cost $15,097)		$16,953

Percentages are based on Net Assets of $17,165 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock United States	$8,959	$—	$—	$8,959

Total Common Stock	8,959	—	—	8,959

Foreign Common Stock
Australia	71	—	—	71
Austria	170	—	—	170
Belgium	153	—	—	153
Brazil	77	—	—	77
Canada	779	—	—	779
China	266	—	—	266
Denmark	166	—	—	166
Finland	79	—	—	79
France	426	—	—	426
Germany	201	—	—	201
Hong Kong	136	—	—	136
Hungary	69	—	—	69
Italy	94	—	—	94
Japan	1,553	—	—	1,553
Malaysia	112	—	—	112
Netherlands	336	—	—	336
Portugal	62	—	—	62
Russia	112	—	—	112
Singapore	155	—	—	155
South Korea	423	—	—	423
Spain	193	—	—	193
Sweden	95	—	—	95
Switzerland	368	—	—	368
Taiwan	682	—	—	682
Thailand	136	—	—	136
United Kingdom	772	—	—	772

Total Foreign Common Stock	7,686	—	—	7,686

Total Repurchase Agreement	—	308	—	308

Total Investments in Securities	$16,645	$308	$—	$16,953

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-1500

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